Organization and Principal Activities - Schedule of Subsidiaries of the Group are All Owned by the Company through Equity Investment (Details)	12 Months Ended
Dec. 31, 2025
Jayud Global Logistics (Hong Kong) Limited (“JYD HK”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	Jayud
Date of incorporation /Acquisition	Jun. 24, 2022
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Wholly foreign owned enterprise
Joyed Logistics Services Inc. (“JYD US”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	Jayud
Date of incorporation /Acquisition	Apr. 25, 2023
Place of incorporation	U.S.A.
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jayud Logistics Technology Co., Ltd (“JYD WLKJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	Jul. 23, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Hongkong Jayud International Logistics Company Limited (“JYD HKGJHY”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	Dec. 31, 2017
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	Agent service
HK XINYX Technology Limited (“HK XYX”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	Sep. 06, 2023
Place of incorporation	Hong Kong
Percentage of direct ownership	100.00%
Principal activities	International trading
HK (FASTFLY) International Logistics Co., Limited (“FASTFLY”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	Apr. 02, 2024
Place of incorporation	Hong Kong
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
Yukon Flooring Bellaire LLC (“YFB”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD US
Date of incorporation /Acquisition	Oct. 25, 2024
Place of incorporation	U.S.A.
Percentage of direct ownership	95.00%
Principal activities	Warehousing
Shenzhen Jia Yu Da International Logistics Co., Ltd. And its Tianjin Branch (“JYD SZGJHY”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Jun. 19, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jia Yu Da Trading Co., Ltd. (“JYD SM”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Sep. 18, 2009
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Shenzhen Jiayuda Customs Declaration Co., Ltd. (“JYD BG”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Sep. 14, 2015
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Customs brokerage
Shenzhen XIN YU Xiang Import & Export Co., Ltd. (“JYD XYX”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Oct. 26, 2011
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	International trading
Shenzhen Ronghai Tongda Supply Chain Management Co., Ltd (“JYD RHTD”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD XYX
Date of incorporation /Acquisition	Jul. 31, 2023
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	International trading
Shenzhen Jiayuda Global Supply Chain Co., Ltd. (“JYD HQ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Apr. 23, 2014
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Sky Pacific Logistics HK Company Limited (“TPYHK”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HQ
Date of incorporation /Acquisition	Mar. 02, 2016
Place of incorporation	Hong Kong
Percentage of direct ownership	67.00%
Principal activities	Agent service
Shenzhen Jiayuda E-Commerce Technology Co., Ltd (“JYD DS”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Apr. 01, 2021
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Nanjing Jiayuda Logistics Co., Ltd. And its Nantong Branch, and Xiamen Branch (“JYD NJWL”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Feb. 12, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shaanxi JiaYuda Supply Chain Management Co., Ltd. (“JYD SXGYL”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Mar. 27, 2018
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
Shenzhen Jayud Yuncang Technology Co., Ltd. (“JYD YCKJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Jul. 25, 2022
Place of incorporation	PRC
Percentage of direct ownership	52.00%
Principal activities	Warehousing
Shenzhen JNT International Logistics Co.,Ltd (“JNT”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Jan. 18, 2024
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
Ezhou Jayud Logistics Technology Co.,Ltd (“EZ WLKJ”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD HK
Date of incorporation /Acquisition	Aug. 23, 2024
Place of incorporation	PRC
Percentage of direct ownership	100.00%
Principal activities	Freight forwarding
EZhou Jayud International Logistics Co., Ltd. (“EZ GJHY”）[Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	EZ WLKJ
Date of incorporation /Acquisition	Sep. 02, 2024
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding
LabelBridge Logistics LLc (“LB”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD US
Date of incorporation /Acquisition	Jul. 28, 2025
Place of incorporation	U.S.A.
Percentage of direct ownership	55.00%
Principal activities	Warehousing
Shenzhen Xinyuxiang Aviation Technology Co., Ltd. (“Xinyuxiang”) [Member]
Schedule of Subsidiaries of the Group are All Owned by the Company Through Equity Investment [Line Items]
Controlled by	JYD WLKJ
Date of incorporation /Acquisition	Aug. 11, 2025
Place of incorporation	PRC
Percentage of direct ownership	51.00%
Principal activities	Freight forwarding